Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF

July 31, 2020 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 126.9%(1)

Communication Services - 2.7%
GCI Liberty, Inc., Series A, 7.00%	12,657	$341,613
Qwest Corp., 6.13%	21,833	520,935
Qwest Corp., 6.50%	5,861	143,595
Qwest Corp., 6.63%	3,125	77,531
Qwest Corp., 6.75%	8,996	228,588
Telephone and Data Systems, Inc., 5.88%	57,742	1,435,466
Telephone and Data Systems, Inc., 7.00%	1,054	26,645
United States Cellular Corp., 6.95%	6,172	159,238
Total Communication Services		2,933,611
Consumer Discretionary - 4.5%
Ford Motor Co., 6.00%	128,367	2,888,258
Ford Motor Co., 6.20%	82,020	1,944,694
TravelCenters of America, Inc., 8.00%	1,211	29,415
Total Consumer Discretionary		4,862,367
Energy - 18.9%
DCP Midstream LP, Series B, 7.88%	268,307	4,292,912
DCP Midstream LP, Series C, 7.95%	64,150	1,065,532
Enbridge, Inc., Series B, 6.38% (Canada)	2,807	69,894
Energy Transfer Operating LP, Series C, 7.38%	31,616	574,463
Energy Transfer Operating LP, Series D, 7.63%	40,238	741,586
Energy Transfer Operating LP, Series E, 7.60%	38,966	741,133
GasLog Partners LP, Series A, 8.63% (Greece)	103,518	1,630,409
GasLog Partners LP, Series B, 8.20% (Greece)	87,284	1,240,306
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)	14,910	296,709
Hoegh LNG Partners LP, Series A, 8.75% (Bermuda)	23,581	556,747
NuStar Energy LP, Series A, 8.50%	179,940	3,460,246
NuStar Energy LP, Series B, 7.63%	139,827	2,445,574
NuStar Energy LP, Series C, 9.00%	158,574	3,195,266
Total Energy		20,310,777
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials - 43.4%
AG Mortgage Investment Trust, Inc., Series C, 8.00%	25,232	$372,424
AGNC Investment Corp., Series D, 6.88%	16,828	381,827
AGNC Investment Corp., Series E, 6.50%	17,616	400,235
AGNC Investment Corp., Series F, 6.13%	24,190	532,422
Allied Capital Corp., 6.88%	539	14,036
American Equity Investment Life Holding Co., Series A, 5.95%	125,393	2,927,927
Annaly Capital Management, Inc., Series F, 6.95%	6,388	143,411
Annaly Capital Management, Inc., Series G, 6.50%	36,919	786,744
Annaly Capital Management, Inc., Series I, 6.75%	17,056	385,636
Arch Capital Group Ltd., Series E, 5.25%	21,547	549,018
ARMOUR Residential REIT, Inc., Series C, 7.00%	69,825	1,592,010
Athene Holding Ltd., Series A, 6.35%	2,744	71,509
B Riley Financial, Inc., 6.38%	33,056	756,982
B Riley Financial, Inc., 6.88%	3,168	76,064
B Riley Financial, Inc., 7.50%	2,956	70,619
BancorpSouth Bank, Series A, 5.50%	840	21,865
Capital One Financial Corp., Series I, 5.00%	5,136	128,297
Capital One Financial Corp., Series J, 4.80%	47,343	1,114,928
Chimera Investment Corp., Series A, 8.00%	53,051	1,220,173
Chimera Investment Corp., Series B, 8.00%	68,934	1,405,564
Chimera Investment Corp., Series C, 7.75%	46,232	906,147
Chimera Investment Corp., Series D, 8.00%	80,580	1,630,133
CIT Group, Inc., Series B, 5.63%	27,187	604,911
Compass Diversified Holdings, Series A, 7.25%	78,885	1,700,761

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2020 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Compass Diversified Holdings, Series B, 7.88%	22,987	$532,839
Dynex Capital, Inc., Series C, 6.90%	2,727	62,176
Ellington Financial, Inc., 6.75%	104,413	2,140,466
Enstar Group Ltd., Series D, 7.00% (Bermuda)	40,155	1,077,359
Equitable Holdings, Inc., Series A, 5.25%	28	688
GMAC Capital Trust I, Series 2, 6.18%	160,460	3,862,272
Invesco Mortgage Capital, Inc., Series B, 7.75%	13,221	280,814
Invesco Mortgage Capital, Inc., Series C, 7.50%	57,487	1,204,353
Merchants Bancorp, Series B, 6.00%	4,222	101,201
MFA Financial, Inc., Series B, 7.50%	49,227	1,063,303
MFA Financial, Inc., Series C, 6.50%	112,822	2,029,668
National General Holdings Corp., Series B, 7.50%	22,065	558,686
National General Holdings Corp., Series C, 7.50%	63,888	1,659,171
Navient Corp., 6.00%	3,168	69,379
New Residential Investment Corp., Series C, 6.38%	4,580	86,058
New York Community Capital Trust V, 6.00%	1,169	50,851
New York Mortgage Trust, Inc., Series B, 7.75%	25,257	507,161
New York Mortgage Trust, Inc., Series C, 7.88%	16,542	328,855
New York Mortgage Trust, Inc., Series D, 8.00%	132,871	2,644,133
New York Mortgage Trust, Inc., Series E, 7.88%	92,700	1,788,183
PennyMac Mortgage Investment Trust, Series A, 8.13%	44,551	1,080,362
PennyMac Mortgage Investment Trust, Series B, 8.00%	89,232	2,154,953
Prospect Capital Corp., 6.25%	4,222	106,268
SLM Corp., Series B, 2.01%	3,168	98,335
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Sterling Bancorp, Series A, 6.50%	1,306	$33,834
Synchrony Financial, Series A, 5.63%	36,909	890,245
Synovus Financial Corp., Series D, 6.30%	1,258	31,626
Synovus Financial Corp., Series E, 5.88%	2,802	68,201
TCF Financial Corp., Series C, 5.70%	1,009	25,376
Texas Capital Bancshares, Inc., Series A, 6.50%	4,222	106,183
Two Harbors Investment Corp., Series B, 7.63%	71,233	1,483,783
Two Harbors Investment Corp., Series C, 7.25%	114,245	2,281,473
Valley National Bancorp, Series B, 5.50%	1,175	27,483
Wells Fargo & Co., Series Q, 5.85%	9,598	242,157
Wintrust Financial Corp., Series D, 6.50%	4,222	109,139
Zions Bancorp NA, Series H, 5.75%	1,054	26,824
Total Financials		46,607,501
Industrials - 7.3%
Atlas Corp., Series G, 8.20% (Canada)	10,156	229,424
Atlas Corp., Series H, 7.88% (Canada)	15,265	332,166
Atlas Corp., Series I, 8.00% (Canada)	111,433	2,315,578
Fortress Transportation and Infrastructure Investors LLC, Series B, 8.00%	84,835	1,611,017
Triton International Ltd., 6.88% (Bermuda)	36,621	844,847
Triton International Ltd., 7.38% (Bermuda)	92,251	2,214,024
Triton International Ltd., 8.00% (Bermuda)	12,759	311,064
Total Industrials		7,858,120
Materials - 0.2%
International Flavors & Fragrances, Inc., 6.00%	3,379	154,623
Real Estate - 31.8%
American Finance Trust, Inc., Series A, 7.50%	277,859	6,474,115
Ashford Hospitality Trust, Inc., Series F, 7.38%	78,770	363,130
Ashford Hospitality Trust, Inc., Series G, 7.38%	65,940	290,136

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2020 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Ashford Hospitality Trust, Inc., Series H, 7.50%	78,703	$348,143
Ashford Hospitality Trust, Inc., Series I, 7.50%	97,012	424,913
Braemar Hotels & Resorts, Inc., Series B, 5.50%	366,715	4,173,217
Braemar Hotels & Resorts, Inc., Series D, 8.25%	5,711	81,382
Brookfield Property Partners LP, Series A, 5.75%	28,456	512,208
Brookfield Property Partners LP, Series A-1, 6.50%	6,163	123,568
Brookfield Property Partners LP, Series A2, 6.38%	14,190	276,563
City Office REIT, Inc., Series A, 6.63%	2,374	53,771
Colony Capital, Inc., Series H, 7.13%	122,098	2,440,739
Colony Capital, Inc., Series I, 7.15%	166,071	3,281,563
Colony Capital, Inc., Series J, 7.13%	48,266	946,014
Diversified Healthcare Trust, 5.63%	2,597	47,032
EPR Properties, Series C, 5.75%	19,239	336,490
EPR Properties, Series G, 5.75%	33,876	574,537
Equity Commonwealth, Series D, 6.50%	69,104	1,950,806
Global Net Lease, Inc., Series A, 7.25%	80,760	1,997,195
Global Net Lease, Inc., Series B, 6.88%	43,423	1,020,440
iStar, Inc., Series D, 8.00%	5,653	143,247
iStar, Inc., Series I, 7.50%	118,403	2,860,616
Lexington Realty Trust, Series C, 6.50%	3,904	212,885
Monmouth Real Estate Investment Corp., Series C, 6.13%	18,497	464,645
National Retail Properties, Inc., Series F, 5.20%	3,060	75,215
Office Properties Income Trust, 5.88%	2,108	52,826
RLJ Lodging Trust, Series A, 1.95%	15,799	348,052
Saul Centers, Inc., Series E, 6.00%	81,352	1,871,096
SITE Centers Corp., Series A, 6.38%	8,584	196,745
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Spirit Realty Capital, Inc., Series A, 6.00%	2,690	$67,922
Taubman Centers, Inc., Series K, 6.25%	3,380	73,515
UMH Properties, Inc., Series C, 6.75%	6,323	154,913
Urstadt Biddle Properties, Inc., Series K, 5.88%	34,469	749,701
VEREIT, Inc., Series F, 6.70%	35,302	908,320
Vornado Realty Trust, Series L, 5.40%	5,534	127,559
Vornado Realty Trust, Series M, 5.25%	3,589	82,188
Total Real Estate		34,105,407
Utilities - 18.1%
American Electric Power Co., Inc., 6.13%	545	28,122
CenterPoint Energy, Inc., Series B, 7.00%	120,981	4,373,463
Dominion Energy, Inc., Series A, 7.25%	6,718	698,605
DTE Energy Co., 6.25%	14,808	667,693
Essential Utilities, Inc., 6.00%	1,475	86,848
NextEra Energy, Inc., 4.87%	4,219	232,931
SCE Trust II, 5.10%	272,945	6,594,351
SCE Trust III, Series H, 5.75%	4,134	93,346
SCE Trust IV, Series J, 5.38%	27,149	596,735
SCE Trust VI, 5.00%	150,897	3,467,613
Sempra Energy, Series B, 6.75%	2,090	216,398
South Jersey Industries, Inc., 5.63%	1,186	30,646
South Jersey Industries, Inc., 7.25%	5,710	225,945
Southern Co., Series 2019, 6.75%	45,868	2,115,432
Total Utilities		19,428,128
TOTAL INVESTMENTS - 126.9%
(Cost $148,564,040)		136,260,534
Liabilities in Excess of Other Assets - (26.9)%		(28,905,196)
Net Assets - 100.0%		$107,355,338

(1)	Substantially all the securities, or a portion thereof, have been pledged as collateral for line of credit borrowings. The aggregate market value of the collateral at July 31, 2020 was $97,241,877.

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

July 31, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$136,260,534	$—	$—	$136,260,534
Total	$136,260,534	$—	$—	$136,260,534